Stockholders' Deficit (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2019	Jun. 20, 2017	Sep. 25, 2013	Aug. 12, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock authorized	260,000,000
Common stock, authorized	250,000,000	250,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Share-based compensation expense for options	$ 158,728	$ 15,342
Total unrecognized compensation expense	$ 264,111
Weighted average period expected to recognized compensation expense (in years)	3 years
Series A Preferred Stock Dividend Rate	10.00%
Accrued dividends	$ 1,115,674	$ 970,997
2010 Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock option from the date of grant	10 years
Options outstanding	8,305,985
Stock available for issuance						2,000,000
Reserved shares of common stock for issuance			10,000,000	8,000,000	5,000,000
Share options available for future grants	0